UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01090

                              The Japan Fund, Inc.
               (Exact name of Registrant as specified in charter)

                            Two Avenue de Lafayette,
                             LCC 0695, P.O. Box 5049
                                Boston, MA 02111
               (Address of principal executive offices) (Zip Code)

                                AGENT FOR SERVICE
                            Two Avenue de Lafayette,
                                    LCC 0695
                                Boston, MA 02111

                                   COPIES TO:
                               Counsel of the Fund
                              Davis Polk & Wardwell
                              450 Lexington Avenue
                               New York, NY 10017
                         Attention: Nora M. Jordan, Esq.

       Registrant's telephone number, including area code: 1-800-535-2726

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2007

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS                                AS OF DECEMBER 31, 2007
                                                       (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES          VALUE ($)
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY  22.1%
-------------------------------------------------------------------------------
AUTO COMPONENTS  1.7%
-------------------------------------------------------------------------------
Stanley Electric Co. Ltd.                            227,500         5,665,941
-------------------------------------------------------------------------------
AUTOMOBILES  9.7%
-------------------------------------------------------------------------------
Suzuki Motor Corp.                                   486,000        14,616,805
Toyota Motor Corp.                                   339,600        18,279,012
-------------------------------------------------------------------------------
                                                                    32,895,817
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES  3.5%
-------------------------------------------------------------------------------
Funai Electric Co. Ltd.                               44,200         1,908,617
Rinnai Corp.                                         210,600         6,890,308
Sony Corp.                                            61,700         3,348,340
-------------------------------------------------------------------------------
                                                                    12,147,265
-------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS  2.8%
-------------------------------------------------------------------------------
Namco Bandai Holdings, Inc.                          135,200         2,141,167
Shimano, Inc.                                        206,900         7,449,118
-------------------------------------------------------------------------------
                                                                     9,590,285
-------------------------------------------------------------------------------
MULTILINE RETAIL  1.5%
-------------------------------------------------------------------------------
Ryohin Keikaku Co. Ltd.                               28,800         1,725,515
Takashimaya Co. Ltd.                                 272,000         3,277,669
-------------------------------------------------------------------------------
                                                                     5,003,184
-------------------------------------------------------------------------------
SPECIALTY RETAIL  2.9%
-------------------------------------------------------------------------------
ABC-Mart, Inc.                                       122,200         2,673,012
-------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. |  1

SCHEDULE OF INVESTMENTS                                 AS OF DECEMBER 31, 2007
(CONCLUDED)                                             (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES          VALUE ($)
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
-------------------------------------------------------------------------------
Fast Retailing Co. Ltd.                               24,000         1,707,476
Shimachu Co. Ltd.                                     45,200         1,278,334
Yamada Denki Co. Ltd.                                 37,450         4,262,668
-------------------------------------------------------------------------------
                                                                     9,921,490
-------------------------------------------------------------------------------
                                                                    75,223,982
-------------------------------------------------------------------------------
CONSUMER STAPLES  6.3%
-------------------------------------------------------------------------------
BEVERAGES  1.4%
-------------------------------------------------------------------------------
Kirin Holdings Co. Ltd.                              328,000         4,806,912
-------------------------------------------------------------------------------
FOOD AND STAPLES RETAILING  3.5%
-------------------------------------------------------------------------------
Aeon Co. Ltd.                                        409,900         5,983,252
Seven & I Holdings Co. Ltd.                          200,100         5,819,000
-------------------------------------------------------------------------------
                                                                    11,802,252
-------------------------------------------------------------------------------
FOOD PRODUCTS  0.7%
-------------------------------------------------------------------------------
Yamazaki Baking Co. Ltd.                             247,000         2,416,462
-------------------------------------------------------------------------------
PERSONAL PRODUCTS  0.7%
-------------------------------------------------------------------------------
Shiseido Co. Ltd.                                     99,000         2,345,498
-------------------------------------------------------------------------------
                                                                    21,371,124
-------------------------------------------------------------------------------
FINANCIALS  8.2%
-------------------------------------------------------------------------------
CAPITAL MARKETS  2.4%
-------------------------------------------------------------------------------
Nomura Holdings, Inc.                                484,900         8,105,892
-------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. |  2

SCHEDULE OF INVESTMENTS                                 AS OF DECEMBER 31, 2007
(CONCLUDED)                                             (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES          VALUE ($)
-------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
-------------------------------------------------------------------------------
COMMERCIAL BANKS  4.9%
-------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                 432,100         4,021,908
Mizuho Financial Group, Inc.                             276         1,309,357
Sumitomo Mitsui Financial Group, Inc.                  1,175         8,743,318
The Sumitomo Trust & Banking Co. Ltd.                382,000         2,543,379
-------------------------------------------------------------------------------
                                                                    16,617,962
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  0.5%
-------------------------------------------------------------------------------
DA Office Investment Corp.                               272         1,746,630
-------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT AND DEVELOPMENT  0.4%
-------------------------------------------------------------------------------
Tokyo Tatemono Co. Ltd.                              161,000         1,515,547
-------------------------------------------------------------------------------
                                                                    27,986,031
-------------------------------------------------------------------------------
HEALTH CARE  3.5%
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES  1.5%
-------------------------------------------------------------------------------
Nihon Kohden Corp.                                   122,100         2,884,264
Terumo Corp.                                          41,500         2,186,298
-------------------------------------------------------------------------------
                                                                     5,070,562
-------------------------------------------------------------------------------
PHARMACEUTICALS  2.0%
-------------------------------------------------------------------------------
Daiichi Sankyo Co. Ltd.                              162,700         4,998,736
Mitsubishi Tanabe Pharma Corp.                       181,000         1,705,290
-------------------------------------------------------------------------------
                                                                     6,704,026
-------------------------------------------------------------------------------
                                                                    11,774,588
-------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. |  3

SCHEDULE OF INVESTMENTS                                 AS OF DECEMBER 31, 2007
(CONCLUDED)                                             (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES          VALUE ($)
-------------------------------------------------------------------------------
INDUSTRIALS  29.8%
-------------------------------------------------------------------------------
AIRLINES  0.1%
-------------------------------------------------------------------------------
Japan Airport Terminal Co. Ltd.                       16,700           283,461
-------------------------------------------------------------------------------
BUILDING PRODUCTS  5.7%
-------------------------------------------------------------------------------
Daikin Industries Ltd.                               346,400        19,339,597
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT  7.6%
-------------------------------------------------------------------------------
Mitsubishi Electric Corp.                          1,824,000        18,838,004
Sumitomo Electric Industries Ltd.                    429,900         6,847,915
-------------------------------------------------------------------------------
                                                                    25,685,919
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS  1.9%
-------------------------------------------------------------------------------
NGK Insulators Ltd.                                  243,000         6,556,576
-------------------------------------------------------------------------------
MACHINERY  2.8%
-------------------------------------------------------------------------------
Amano Corp.                                          151,000         1,799,687
Kubota Corp.                                         553,000         3,785,478
Miura Co. Ltd.                                       157,700         3,849,389
-------------------------------------------------------------------------------
                                                                     9,434,554
-------------------------------------------------------------------------------
MARINE  1.2%
-------------------------------------------------------------------------------
Iino Kaiun Kaisha Ltd.                               191,100         1,748,388
Kawasaki Kisen Kaisha Ltd.                           228,000         2,229,331
-------------------------------------------------------------------------------
                                                                     3,977,719
-------------------------------------------------------------------------------
ROAD AND RAIL  1.5%
-------------------------------------------------------------------------------
East Japan Railway Co.                                   627         5,148,703
-------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. |  4

SCHEDULE OF INVESTMENTS                                 AS OF DECEMBER 31, 2007
(CONCLUDED)                                             (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES          VALUE ($)
-------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
-------------------------------------------------------------------------------
TRADING COMPANIES AND DISTRIBUTORS  9.0%
-------------------------------------------------------------------------------
MISUMI Group, Inc.                                   573,800        10,029,536
Mitsubishi Corp.                                     397,600        10,830,258
Mitsui & Co. Ltd.                                    461,000         9,780,599
-------------------------------------------------------------------------------
                                                                    30,640,393
-------------------------------------------------------------------------------
                                                                   101,066,922
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY  22.3%
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS  15.8%
-------------------------------------------------------------------------------
Hitachi Ltd.                                         334,000         2,447,068
HOYA Corp.                                            98,400         3,140,447
Ibiden Co. Ltd.                                      143,500         9,911,775
Nidec Corp.                                          184,200        13,674,500
Nippon Electric Glass Co. Ltd.                       225,500         3,662,544
Shimadzu Corp.                                       668,000         6,020,054
Yamatake Corp.                                       326,800         8,937,220
Yokogawa Electric Corp.                              522,100         5,726,276
-------------------------------------------------------------------------------
                                                                    53,519,884
-------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES  0.9%
-------------------------------------------------------------------------------
eAccess Ltd.                                           5,147         3,194,511
-------------------------------------------------------------------------------
IT SERVICES  1.3%
-------------------------------------------------------------------------------
Nihon Unisys Ltd.                                    146,200         1,851,336
-------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. |  5

SCHEDULE OF INVESTMENTS                                 AS OF DECEMBER 31, 2007
(CONCLUDED)                                             (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES          VALUE ($)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
-------------------------------------------------------------------------------
TIS, Inc.                                            141,400         2,426,773
-------------------------------------------------------------------------------
                                                                     4,278,109
-------------------------------------------------------------------------------
OFFICE ELECTRONICS  1.4%
-------------------------------------------------------------------------------
Canon, Inc.                                           96,900         4,427,392
Konica Minolta Holdings, Inc.                         20,500           360,819
-------------------------------------------------------------------------------
                                                                     4,788,211
-------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT  2.9%
-------------------------------------------------------------------------------
Tokyo Seimitsu Co. Ltd.                              199,700         4,897,986
Ulvac, Inc.                                          112,600         5,094,729
-------------------------------------------------------------------------------
                                                                     9,992,715
-------------------------------------------------------------------------------
                                                                    75,773,430
-------------------------------------------------------------------------------
MATERIALS  4.3%
-------------------------------------------------------------------------------
CHEMICALS  0.5%
-------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                           286,000         1,717,678
-------------------------------------------------------------------------------
METALS AND MINING  3.8%
-------------------------------------------------------------------------------
Hitachi Metals Ltd.                                  649,000         8,686,009
Sumitomo Metal Mining Co. Ltd.                       238,000         4,075,643
-------------------------------------------------------------------------------
                                                                    12,761,652
-------------------------------------------------------------------------------
                                                                    14,479,330
-------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. |  6

SCHEDULE OF INVESTMENTS                                 AS OF DECEMBER 31, 2007
(CONCLUDED)                                             (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES          VALUE ($)
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES  2.3%
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES  2.3%
-------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                       4,753         7,875,116
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS  (Cost $301,372,635)                           335,550,523
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8%                                         335,550,523
    (Cost $301,372,635)+
-------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $339,536,794.

----------

+ At December 31, 2007, the tax basis cost of the Fund's investments was $301,372,635 and the gross unrealized appreciation and depreciation were $44,593,779 and $ (10,415,891), respectively.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                                                       The Japan Fund, Inc. |  7

Item 2.   Controls and Procedures

(a) The Registrant's Chief Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.


                                                       The Japan Fund, Inc. |  8
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Japan Fund, Inc.


By (Signature and Title)*                    /s/ William L. Givens
                                             ---------------------------
                                             William L. Givens
                                             Chairman of the Board and
                                             Chief Executive Officer

Date: February 28, 2008






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ William L. Givens
                                             ---------------------------
                                             William L. Givens
                                             Chairman of the Board and
                                             Chief Executive Officer

Date: February 28, 2008


By (Signature and Title)*                    /s/ Simon D. Collier
                                             ---------------------------
                                             Simon D. Collier
                                             Treasurer and
                                             Principal Financial Officer


Date: February 28, 2008

----------
* Print the name and title of each signing officer under his or her signature.


                                                       The Japan Fund, Inc. |  9